Fair Value Measurements and Marketable Securities - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Total assets	$ 11,506	$ 35,535	$ 83,427
Commercial Paper [Member]
Assets:
Cash equivalents			1,800
Marketable securities	0	1,399	4,498
Money Market Funds [Member]
Assets:
Cash equivalents	11,506	34,136	77,129
Level 1 [Member]
Assets:
Total assets	11,506	34,136	77,129
Level 1 [Member] | Commercial Paper [Member]
Assets:
Cash equivalents			0
Marketable securities	0	0	0
Level 1 [Member] | Money Market Funds [Member]
Assets:
Cash equivalents	11,506	34,136	77,129
Level 2 [Member]
Assets:
Total assets	0	1,399	6,298
Level 2 [Member] | Commercial Paper [Member]
Assets:
Cash equivalents			1,800
Marketable securities	0	1,399	4,498
Level 2 [Member] | Money Market Funds [Member]
Assets:
Cash equivalents	0	0	0
Level 3 [Member]
Assets:
Total assets	0	0	0
Liabilities:
Preferred unit warrant liability			0	$ 261
Level 3 [Member] | Commercial Paper [Member]
Assets:
Cash equivalents			0
Marketable securities	0	0	0
Level 3 [Member] | Money Market Funds [Member]
Assets:
Cash equivalents	$ 0	$ 0	$ 0